Income Taxes (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Corporate Income Tax Rate [Line Items]
Aggregate undistributed earnings available for distribution to the Company	$ 354,996
Income tax expense increased without tax holidays	43,460	17,844	7,036
Positive impact of tax holidays on basic net income per ordinary share	$ 0.05	$ 0.01	$ 0.24
Hong Kong [Member] | Subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%	16.50%
Singapore [Member] | Subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	17.00%
Japan [Member] | Subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.50%
Income tax, percentage of surcharge	2.55%
Withholding taxes rate on remittance of dividends	20.00%
Preferential withholding taxes rate on remittance of dividends	10.00%
United States of America ("USA") [Member] | Subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Withholding taxes rate on remittance of dividends	30.00%
United States of America ("USA") [Member] | Subsidiaries [Member] | Minimum [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	15.00%
United States of America ("USA") [Member] | Subsidiaries [Member] | Maximum [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	39.00%
Delaware [Member] | Subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
State income tax rate in Delaware	8.70%
PRC [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
Income tax rate under deemed-profit method	2.50%
Income tax expense increased without tax holidays	43,460	17,844	7,036
PRC [Member] | Subsidiaries [Member] | Pro Forma [Member]
Corporate Income Tax Rate [Line Items]
Withholding taxes rate on remittance of dividends	10.00%
PRC [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%
PRC [Member] | Qizhi Software [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Beijing Qihu [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Beijing Star World [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Software Enterprise [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	12.50%
Income tax holiday, exemption period as Software Enterprise	2 years
Income taxes reduction percentage	50.00%
Income tax holiday, half rate period as Software Enterprise	3 years
PRC [Member] | Tianjin Qisi [Member]
Corporate Income Tax Rate [Line Items]
Income tax holiday, exemption period as Software Enterprise	2 years
Income tax holiday, half rate period as Software Enterprise	3 years
PRC [Member] | Other VIEs and VIEs' subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | The Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC [Member] | Pro Forma [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | Subsidiaries and VIEs [Member]
Corporate Income Tax Rate [Line Items]
Total net operating loss carry forwards	$ 18,496